Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation asset [text block]
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2019)	9,460,274	1	9,460,275
Additions	859,236	-	859,236
Closing balance - (December 31, 2020)	10,319,510	1	10,319,511
Deferred exploration costs:
Opening balance - (December 31, 2019)	47,512,735	-	47,512,735
Costs incurred during the year
Professional/technical fees	137,167	-	137,167
Claim maintenance/lease costs	159,934	-	159,934
Geochemical, metallurgy	11,947	-	11,947
Technical studies	117,058	-	117,058
Travel and accommodation	125,679	-	125,679
Geology, geophysics and exploration	111,773	-	111,773
Supplies and miscellaneous	115,587	-	115,587
Environmental and permit	6,916	-	6,916
Value-added tax (Note 4)	120,964		120,964
Refund - Value-added tax	(133,442)	-	(133,442)
Total deferred exploration costs during the year	773,583	-	773,583
Closing balance - (December 31, 2020)	48,286,318	-	48,286,318
Total exploration and evaluation assets	58,605,828	1	58,605,829
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2018)	9,159,951	1	9,159,952
Additions	300,323	-	300,323
Closing balance - (December 31, 2019)	9,460,274	1	9,460,275
Deferred exploration costs:
Opening balance - (December 31, 2018)	45,518,518	-	45,518,518
Costs incurred during the year
Drilling and related costs	9,948	-	9,948
Professional/technical fees	74,921	-	74,921
Claim maintenance/lease costs	165,420	-	165,420
Geochemical, metallurgy	150,881	-	150,881
Technical studies	807,270	-	807,270
Travel and accommodation	470,815	-	470,815
Geology, geophysics and exploration	233,067	-	233,067
Supplies and miscellaneous	112,492	-	112,492
Environmental and permit	262,538	-	262,538
Value-added tax (Note 4)	276,407		276,407
Refund - Value-added tax	(67,922)	-	(67,922)
Impairment of deferred exploration costs	(501,620)	-	(501,620)
Total deferred exploration costs during the year	1,994,217	-	1,994,217
Closing balance - (December 31, 2019)	47,512,735	-	47,512,735
Total exploration and evaluation assets	56,973,009	1	56,973,010